IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2025
IFRS 7 Disclosure [Abstract]
IFRS 7 Disclosure
MARKET RISK

Market risk capital is calculated using the Standardized

Approach under Basel III. The Bank

continues to use Value-at-Risk (VaR) as an internal management metric to monitor and control market risk.
Calculating VaR
The Bank computes total VaR on a daily basis by combining the General

Market Risk (GMR) and Idiosyncratic Debt

Specific Risk (IDSR) associated with the
Bank’s trading positions.
GMR is determined by creating a distribution

of potential changes in the market value of

the current portfolio using historical simulation.

The Bank values the
current portfolio using the market price and rate

changes of the most recent
259

trading days for equity, interest rate, foreign exchange, credit, and commodity
products. GMR is computed as the threshold

level that portfolio losses are not expected

to exceed more than
one

out of every
100

trading days. A
one-day

holding
period is used for GMR calculation.
IDSR measures idiosyncratic (single-name) credit

spread risk for credit exposures in the trading

portfolio using Monte Carlo simulation.

The IDSR model is
based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is

computed as the threshold level that portfolio

losses are not
expected to exceed more than one

out of every
100

trading days. IDSR is measured for a
ten-day

holding period.
The following graph discloses daily one-day

VaR usage and trading net revenue, reported on a TEB,

within Wholesale Banking. Trading net revenue includes
trading income and net interest income related

to positions within the Bank’s market risk capital

trading books. For the second quarter ending

April 30, 2025,
there were 7 days

of trading losses and trading net revenue

was positive for
89
% of the trading days, reflecting normal

trading activity. Losses in the quarter did
not exceed VaR on any trading day.
VaR is a valuable risk measure but it should be used in the

context of its limitations, for example:
●

VaR uses historical data to estimate future events, which limits its forecasting abilities;
●

it does not provide information on losses beyond

the selected confidence level; and
●

it assumes that all positions can be liquidated

during the holding period used for VaR calculation.
The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market

conventions, industry best practices, and
regulatory requirements.

To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management purposes.

This includes Stress Testing as well
as sensitivities to various market risk factors.
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET RISK MEASURES
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 January
31
April 30 April 30 April 30
2025 2025 2024 2025 2024
As at Average High Low Average Average Average Average
Interest rate risk $ 7.9 $ 12.8 $ 21.1 $ 7.0 $ 12.4 $ 20.8 $ 12.6 $ 19.3
Credit spread risk 20.8 20.1 23.5 16.5 19.8 26.5 19.9 27.9
Equity risk 11.9 9.6 20.8 6.8 8.3 7.5 8.9 7.3
Foreign exchange risk 3.7 3.8 6.1 2.4 4.1 3.1 3.9 2.7
Commodity risk 24.3 23.1 28.6 16.8 6.0 3.9 14.5 3.8
Idiosyncratic debt specific risk 21.5 23.4 28.0 20.1 19.6 18.9 21.5 19.9
Diversification effect 1 (51.1) (56.9) n/m 2 n/m (41.8) (52.8) (49.2) (51.9)
Total Value-at-Risk (one-day) 39.0 35.9 43.5 28.5 28.4 27.9 32.1 29.0
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Average VaR increased compared to the prior quarter due to the market volatility observed across a number of risk

factors, particularly credit spreads and
commodities.
Validation of VaR Model

The Bank uses a back-testing process

to compare actual profits and losses to VaR to review their consistency with the statistical results of the VaR model.
Structural (Non-Trading) Interest Rate

Risk

The Bank’s

structural interest rate risk arises from traditional

personal and commercial banking activity

and is generally the result of mismatches between

the
maturities and repricing dates of the Bank’s assets

and liabilities. The measurement of interest

rate risk in the banking book does not

include exposures from TD’s
Wholesale Banking or Insurance businesses.

The primary measures for managing and

controlling this risk are Economic Value of Shareholders’

Equity (EVE) Sensitivity and Net Interest

Income Sensitivity
(NIIS).
The EVE Sensitivity measures the change in

the net present value of the Bank’s banking

book assets, liabilities, and certain off-balance

sheet items given a
specific interest rate shock. It reflects a measurement

of the potential present value impact on

shareholders’ equity without an assumed

term profile for the
management of the Bank’s own equity and excludes

product margins.

The NIIS measures the net interest income (NII)

change over a twelve-month horizon for

a specified change in interest rates for banking

book assets, liabilities,
and certain off-balance sheet items assuming a

constant balance sheet over the period.

The Bank’s Market Risk policy sets overall limits

on the structural interest rate risk measures.

These limits are periodically reviewed and

approved by the Risk
Committee. In addition to the Board policy limits,

book-level risk limits are set for the

Bank’s management of non-trading interest rate

risk by Risk Management.
Exposures against these limits are routinely

monitored and reported, and breaches of the

Board limits, if any, are escalated to both the ALCO and the Risk
Committee.
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 30: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
April 30, 2025 January 31, 2025 April 30, 2024
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity Sensitivity 1
Canada U.S. Total Canada U.S. Total Total Total Total Total
Before-tax impact of

100 bps increase in rates
$ (775) $ (1,837) $ (2,612) $ 133 $ 546 $ 679 $ (2,573) $ 597 $ (2,312) $ 875

100 bps decrease in rates
596 1,520 2,116 (182) (587) (769) 2,056 (789) 1,861 (1,053)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
As at April 30, 2025, an immediate and sustained

100 bps increase in interest rates

would have had a negative impact to the Bank’s EVE

of $
2,612

million, an
increase of $ 39

million from last quarter, and a positive impact to the Bank’s

NII of $
679

million, an increase of $
82

million from last quarter. An immediate and
sustained 100 bps decrease in interest rates

would have had a positive impact to the Bank’s EVE

of $
2,116

million, an increase of $
60

million from last quarter,
and a negative impact to the Bank’s NII of $ 769

million, a decrease of $
20

million from last quarter. The quarter over quarter increase in EVE sensitivity is
attributed to marginally higher fixed rate assets

held, while NII sensitivity was maintained

relatively unchanged during the quarter.
Liquidity Risk
The risk of having insufficient cash or collateral

to meet financial obligations and an inability

to, in a timely manner, raise funding or monetize assets at

a non-
distressed price. Financial obligations can arise

from deposit withdrawals, debt maturities,

commitments to provide credit or liquidity

support or the need to pledge
additional collateral.
TD’S LIQUIDITY RISK APPETITE
The Bank follows a disciplined liquidity management

program that is subject to risk governance

and oversight, and designed to maintain

sufficient liquidity to permit
the Bank to operate through a significant

liquidity event without relying on extraordinary

central bank assistance. The Bank seeks

to maintain a stable and
diversified funding profile that emphasizes

funding assets and contingencies to the appropriate

term.
The Bank manages liquidity risk using a

combination of quantitative and qualitative

measures with the objective of ensuring it has

sufficient liquidity to satisfy its
operational needs and client commitments

in both normal and stress conditions. The

Bank maintains buffers over regulatory minimums

prescribed by OSFI’s
Liquidity Adequacy Requirements (LAR) Guideline.

The Bank targets a 90-day survival horizon

under a combined bank-specific and

market-wide stress scenario,
and minimum surpluses over prescribed regulatory

requirements. The Bank’s funding program emphasizes

maximizing deposits as a core source

of funding and
having ready access to wholesale funding

markets across diversified terms, funding types,

and currencies. This approach helps lower

exposure to a sudden
contraction of wholesale funding capacity and

minimizes structural liquidity gaps. The Bank

also maintains a Contingency Funding

Plan (CFP) to enhance
preparedness for addressing potential liquidity

stress events. The Bank’s strategies, plans and

governance practices underpin an integrated

liquidity risk
management program that is designed to reduce

exposure to liquidity risk and maintain

compliance with regulatory requirements.
LIQUIDITY RISK MANAGEMENT RESPONSIBILITY
The Bank’s ALCO is responsible for establishing

effective management structures and practices

to ensure appropriate measurement,

management, and
governance of liquidity risk. The Global Liquidity

& Funding (GLF) Committee, a subcommittee

of the ALCO comprised of senior management

from Treasury,
Wholesale Banking and Risk Management,

identifies and monitors the Bank’s liquidity risks.

The management of liquidity risk is the responsibility

of the Senior
Executive Team member responsible for Treasury, while oversight and challenge are provided by the ALCO and independently by Risk Management.

The Risk
Committee regularly reviews the Bank’s liquidity

position and approves the Bank’s Liquidity Risk

Management Framework biennially and the related

policies
annually.
The Bank’s liquidity risk appetite and liquidity risk

management approach have not substantially

changed from that described in the Bank’s 2024

MD&A. For a
complete discussion of liquidity risk,

refer to the “Liquidity Risk” section in the

Bank’s 2024 MD&A.
Liquid assets
The Bank’s unencumbered liquid assets may be used

to help address potential liquidity requirements

arising from stress events. Liquid asset

eligibility considers
estimated in-stress market values and trading

market depths, as well as operational, legal,

or other impediments to sale, rehypothecation

or pledging.
Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s insurance
businesses as these are used to support insurance-specific

liabilities and capital requirements.
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
April 30, 2025
Cash and central bank reserves $ 21,197 $ – $ 21,197 $ 1,143 $ 20,054
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2 114,129 99,988 214,117 88,361 125,756
Equities 14,618 5,302 19,920 16,926 2,994
Other debt securities 5,565 5,913 11,478 6,224 5,254
Other securities – – – – –
Total Canadian dollar-denominated 155,509 111,203 266,712 112,654 154,058
Cash and central bank reserves 112,936 – 112,936 202 112,734
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 223,076 141,884 364,960 151,044 213,916
Equities 58,390 38,475 96,865 54,332 42,533
Other debt securities 70,534 16,999 87,533 26,348 61,185
Other securities 19,756 3,776 23,532 6,429 17,103
Total non-Canadian dollar-denominated 484,692 201,134 685,826 238,355 447,471
Total $ 640,201 $ 312,337 $ 952,538 $ 351,009 $ 601,529
October 31, 2024
Total Canadian dollar

-denominated
$
163,269
$
117,083 $ 280,352 $ 110,064 $ 170,288
Total non-Canadian

dollar-denominated
482,052 179,665 661,717 247,478 414,239
Total $
645,321
$
296,748 $ 942,069 $ 357,542 $ 584,527
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).
Total unencumbered liquid assets increased by $ 17

billion since October 31, 2024 primarily

due to proceeds received from the sale of

the equity investment in
Schwab.
Unencumbered liquid assets held in The

Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches
are summarized in the following table.
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

April 30 October 31
2025 2024
The Toronto-Dominion Bank (Parent) $ 251,901 $ 237,005
Bank subsidiaries 321,612 314,306
Foreign branches 28,016 33,216
Total $ 601,529 $ 584,527
FUNDING
The Bank has access to a variety of unsecured

and secured funding sources. The Bank’s

funding activities are conducted in accordance

with liquidity risk
management policies that require assets be

funded to the appropriate term and to a prudent

diversification profile.
The Bank’s primary approach to funding is

to maximize the use of deposits raised through

its personal,

wealth and business banking channels.

The deposits
raised from these sources were approximately 64% (October 31, 2024 – 63
%) of the Bank’s total funding. Non-personal

deposit funding as reflected below does
not include the Bank’s Wholesale Banking deposits

(including Corporate & Investment Banking).
TABLE 40: SUMMARY OF DEPOSIT FUNDING 1
(millions of Canadian dollars)
As at

April 30 October 31
2025 2024
Personal $ 648,504 $ 641,667
Non-personal 306,554 310,422
Total $ 955,058 $ 952,089
The calculation methodology has been changed to reflect deposit funding from personal, wealth and business banking channels.
WHOLESALE FUNDING
The Bank maintains various registered external

wholesale term (greater than 1 year) funding

programs to provide access to diversified

funding sources, including
asset securitization, covered bonds, and

unsecured wholesale debt. The Bank raises

term funding through Senior Notes, NHA

MBS, notes backed by credit card
receivables (Evergreen Credit Card Trust) and home equity

lines of credit (Genesis Trust II). The Bank’s wholesale

funding is diversified by geography, currency,
and funding types. The Bank raises short-term

(1 year or less) funding using certificates

of deposit, commercial paper, and up until June 28, 2024,

bankers’
acceptances.
The Bank maintains depositor concentration

limits in respect of short-term wholesale

deposits so that it is not overly reliant

on individual depositors for funding.
The Bank further limits short-term wholesale

funding maturity concentration in an effort to

mitigate refinancing risk during a stress event.
MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND OFF-BALANCE SHEET COMMITMENTS
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations, and other liabilities.

The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual

obligations have an impact on the Bank’s short-term

and long-term
liquidity and capital resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 43: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
April 30, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 5,501 $ – $ – $ – $ – $ – $ – $ – $ – $ 5,501
Interest-bearing deposits with banks 137,234 266 179 – – – – – 2,065 139,744
Trading loans, securities, and other
1
3,703 4,631 4,810 4,133 4,282 16,411 27,981 31,113 97,938 195,002
Non-trading financial assets at fair
value through profit or loss 419 915 184 – 4 1,024 2,259 956 1,767 7,528
Derivatives 13,257 13,988 7,218 6,682 5,302 12,153 17,702 12,908 – 89,210
Financial assets designated at fair
value through profit or loss 377 461 340 209 330 1,420 1,837 1,534 – 6,508
Financial assets at fair value through
other comprehensive income 2,151 8,964 8,840 3,848 4,249 6,255 31,792 46,923 3,880 116,902
Debt securities at amortized cost,
net of allowances for credit losses 1,725 5,076 4,268 9,171 6,259 26,019 76,363 125,539 (3) 254,417
Securities purchased under
reverse repurchase agreements
2
135,050 34,602 26,874 7,746 9,348 527 63 – 2,266 216,476
Loans
Residential mortgages

1,498 7,644 14,934 14,054 17,954 88,138 120,399 51,677 – 316,298
Consumer instalment and other personal 1,637 3,621 5,445 4,903 7,494 31,156 82,065 35,419 62,263 234,003
Credit card – – – – – – – – 40,465 40,465
Business and government

56,288 19,021 18,152 15,713 14,658 46,369 95,650 59,170 29,204 354,225
Total loans 59,423 30,286 38,531 34,670 40,106 165,663 298,114 146,266 131,932 944,991
Allowance for loan losses – – – – – – – – (8,613) (8,613)
Loans, net of allowance for loan losses 59,423 30,286 38,531 34,670 40,106 165,663 298,114 146,266 123,319 936,378
Investment in Schwab – – – – – – – – – –
Goodwill
3
– – – – – – – – 18,703 18,703
Other intangibles
3
– – – – – – – – 3,167 3,167
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
– 1 1 12 8 80 661 3,014 5,934 9,711
Deferred tax assets – – – – – – – – 5,309 5,309
Amounts receivable from brokers, dealers, and clients 31,276 – – – – – – – – 31,276
Other assets 6,056 2,594 827 742 2,754 241 304 260 14,664 28,442
Total assets $ 396,172 $ 101,784 $ 92,072 $ 67,213 $ 72,642 $ 229,793 $ 457,076 $ 368,513 $ 279,009 $ 2,064,274
Liabilities
Trading deposits $ 2,708 $ 2,360 $ 3,469 $ 2,785 $ 2,789 $ 4,901 $ 7,330 $ 2,419 $ – $ 28,761
Derivatives 14,941 12,611 6,177 6,213 5,836 9,483 15,411 12,813 – 83,485
Securitization liabilities at fair value – 785 97 1,047 601 2,635 10,737 6,494 – 22,396
Financial liabilities designated at

fair value through profit or loss

51,291 39,269 50,315 28,192 24,464 174 4 – 216 193,925
Deposits
4,5
Personal 11,699 23,881 27,788 25,494 18,574 16,462 14,013 2 510,591 648,504
Banks 18,702 7,413 6,893 644 – – 3 1 11,293 44,949
Business and government 22,984 29,497 12,957 11,122 15,613 45,649 64,750 23,628 348,095 574,295
Total deposits 53,385 60,791 47,638 37,260 34,187 62,111 78,766 23,631 869,979 1,267,748
Obligations related to securities sold short
1
1,419 5,117 1,076 583 2,066 7,278 13,851 10,534 1,629 43,553
Obligations related to securities sold under repurchase

agreements 2 167,674 13,944 1,722 619 1,455 164 26 – 1,798 187,402
Securitization liabilities at amortized cost – 436 143 718 186 1,447 4,983 5,245 – 13,158
Amounts payable to brokers, dealers, and clients 31,584 – – – – – – – 523 32,107
Insurance contract liabilities 211 402 603 603 636 1,118 1,745 769 835 6,922
Other liabilities 11,657 9,744 6,288 2,778 1,455 1,881 1,875 5,482 6,852 48,012
Subordinated notes and debentures

200 – – – – – – 10,514 – 10,714
Equity – – – – – – – – 126,091 126,091
Total liabilities and equity $ 335,070 $ 145,459 $ 117,528 $ 80,798 $ 73,675 $ 91,192 $ 134,728 $ 77,901 $ 1,007,923 $ 2,064,274
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 23,761 $ 31,442 $ 31,959 $ 23,186 $ 20,492 $ 53,728 $ 173,913 $ 4,563 $ 1,958 $ 365,002
Other commitments
8
178 118 233 322 286 931 1,593 408 43 4,112
Unconsolidated structured entity commitments 28 118 806 628 401 357 – – – 2,338
Total off-balance sheet commitments $ 23,967 $ 31,678 $ 32,998 $ 24,136 $ 21,179 $ 55,016 $ 175,506 $ 4,971 $ 2,001 $ 371,452
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
74

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 1 to 3 months’, $
10

billion in ‘over 9 months to 1 year, $
22

billion in ‘over 1 to 2 years’,
$ 26

billion in ‘over 2 to 5 years’, and $
6

billion in ‘over 5 years’.
6

Includes $
653

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments
.
TABLE 43: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Investment in Schwab – – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Obligations related to securities sold short
1
1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.